Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 3,047	$ 492
Assets recognised on adoption of IFRS 16		2,154
Additions	1,252	436
Remeasurements of index-linked freight contracts	(59)	733
Depreciation expensed during the period	(781)	(656)
Depreciation classified as exploration	(19)	(34)
Impairments	(32)	(24)
Transfers and other movements	(58)	(54)
At the end of the financial year	3,350	3,047
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,153
At the end of the financial year	5,290	4,153
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(1,106)
At the end of the financial year	(1,940)	(1,106)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	689
Assets recognised on adoption of IFRS 16		754
Additions	25	104
Depreciation expensed during the period	(111)	(113)
Impairments	(30)	(2)
Transfers and other movements	65	(54)
At the end of the financial year	638	689
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	804
At the end of the financial year	897	804
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(115)
At the end of the financial year	(259)	(115)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	2,358	492
Assets recognised on adoption of IFRS 16		1,400
Additions	1,227	332
Remeasurements of index-linked freight contracts	(59)	733
Depreciation expensed during the period	(670)	(543)
Depreciation classified as exploration	(19)	(34)
Impairments	(2)	(22)
Transfers and other movements	(123)
At the end of the financial year	2,712	2,358
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	3,349
At the end of the financial year	4,393	3,349
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(991)
At the end of the financial year	$ (1,681)	$ (991)